Plant, Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Plant, Property and Equipment, Net [Abstract]
PLANT, PROPERTY AND EQUIPMENT, NET

Note 8 – PLANT, PROPERTY AND EQUIPMENT, NET

Plant, property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of June 30, 2025	As of December 31, 2024

Building	$30,749,562	$28,882,829
Machines	39,643,894	35,486,639
Vehicles	470,561	461,813
Electronic equipment	1,095,609	983,675
Furniture, fixtures and equipment	339,256	327,961
Leasehold improvements	407,846	400,264
Subtotal	$72,706,728	66,543,181
Construction in progress	1,845,184	2,994,832
Less: accumulated depreciation	(11,721,547)	(9,034,739)
Plants, property and equipment, net	$62,830,365	$60,503,274

Depreciation expense was $2,489,794 and $2,271,137 for the six months ended June 30, 2025 and 2024, respectively.